Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)			12 Months Ended
	Dec. 02, 2021	Apr. 07, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]	Jun. 27, 2019
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs			$ 6,600,000
Finance costs			95,541,000	$ 91,553,000	[1]	$ 119,803,000
Other financial charges			14,300,000	9,900,000
Secured loan due 2021 with margin rate at 2.1%
Disclosure of detailed information about borrowings [line items]
Facility size		$ 80,000,000	100,000,000.0					$ 100,000,000
Secured loan due 2021 with margin rate at 2.1% | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs		$ 600,000
Secured Sustainability Linked Loan
Disclosure of detailed information about borrowings [line items]
Facility size	$ 73,450,000
Secured Sustainability Linked Loan | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 500,000
Other Financial Liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense			58,000,000.0	60,600,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense			$ 2,400,000	$ 3,300,000

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.